Label	Element	Value
Risk Return Abstract	rr_RiskReturnAbstract
Document Type	dei_DocumentType	485BPOS
Period End Date	dei_DocumentPeriodEndDate	Jul. 31, 2023
Registrant Name	dei_EntityRegistrantName	Prudential Investment Portfolios 2
CIK	dei_EntityCentralIndexKey	0001099692
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Dec. 08, 2023
Effective Date	dei_DocumentEffectiveDate	Dec. 11, 2023
Prospectus Date	rr_ProspectusDate	Dec. 11, 2023
Entity Inv Company Type	dei_EntityInvCompanyType	N-1A
PGIM Quant Solutions Mid-Cap Core Fund | R6
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PQCCX